INCOME TAXES - Income Before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income before taxes
U.S.	$ 2,368	$ 3,305	$ 3,955
Non-U.S.	4,791	3,074	3,280
Total Income before taxes	7,159	6,379	7,235
Tax expense (benefit) consists of
U.S. Federal	176	653	415
U.S. State	60	124	146
Non-U.S.	1,098	815	886
Total current tax expense (benefit)	1,334	1,592	1,447
Deferred
U.S. Federal	27	(175)	173
U.S. State	11	(36)	37
Non-U.S.	115	32	(32)
Total deferred tax expense (benefit)	153	(180)	178
Tax expense	$ 1,487	$ 1,412	$ 1,625